UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        The Arrott Building
                401 Wood Street, Suite 1300
                Pittsburgh, PA  15222-1824

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David R. Fallgren
Title:          Compliance
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  David R. Fallgren       Pittsburgh, Pennsylvania    February 14, 2007

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         48

Form 13F Information Table Value Total:         $925,009,199

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

Acergy S.A.                  Com    00443E104     8,362,287    438,275  Sole                 0   438,275
Acusphere Inc.               Com    00511R870     6,183,608  2,686,762  Sole         2,686,762         0
American Axle & Mfg. Holding Com    024061103    22,172,672  1,167,597  Sole           561,500   606,097
American International Group Com    026874107    35,944,371    501,596  Sole           370,000   131,596
Apria Healthcare             Com    037933108    33,756,622  1,266,665  Sole           997,100   269,565
Calamp Corp.                 Com    128126109    12,997,600  1,540,000  Sole         1,540,000         0
Chevron Texaco Corp.         Com    166764100       215,296      2,928  Sole                 0     2,928
Cisco Systems                Com    17275R102    37,634,121  1,377,026  Sole           903,700   473,326
Citigroup Inc.               Com    172967101    32,076,093    575,872  Sole           355,400   220,472
Coca Cola Co.                Com    191216100    30,442,469    630,932  Sole           473,100   157,832
Cooper Tire & Rubber         Com    216831107     7,365,835    515,093  Sole                 0   515,093
Corillian Corp.              Com    218725109       628,459    166,700  Sole                 0   166,700
Cotherix Inc.                Com    22163T103    10,035,211    743,900  Sole           743,900         0
Direct TV Group              Com    25459L106    53,799,847  2,157,171  Sole         1,610,100   547,071
Ditech Networks Inc.         Com    25500T108     9,265,202  1,338,902  Sole         1,338,902         0
Ebay Inc.                    Com    278642103     5,970,098    198,540  Sole                 0   198,540
Exxon Mobil Corp.            Com    30231G102       270,964      3,536  Sole                 0     3,536
Fairchild Semiconductor      Com    303726103    25,039,048  1,489,533  Sole           879,400   610,133
Federal National Mortgage    Com    313586109     6,772,301    114,031  Sole                 0   114,031
FiberTower Corp.             Com    31567R100    27,569,391  4,688,672  Sole         3,832,218   856,454
General Electric             Com    369604103    32,900,895    884,195  Sole           644,500   239,695
Hasbro, Inc.                 Com    418056107    19,250,272    706,432  Sole           423,300   283,132
Helix Energy Solutions       Com    42330P107    32,550,454  1,037,630  Sole           657,900   379,730
Home Depot                   Com    437076102    24,460,653    609,080  Sole           387,500   221,580
Idenix Pharmaceuticals Inc.  Com    45166R204     6,031,729    694,100  Sole           694,100         0
Magellan Health Services     Com    559079207    48,451,307  1,121,039  Sole           830,200   290,839
Microsoft Corp.              Com    594918104    24,611,210    824,220  Sole           478,200   346,020
Motorola                     Com    620076109     5,882,627    286,120  Sole                 0   286,120
Municipal Mtg & Eqty         Com    62624B101       573,160     17,800  Sole                 0    17,800
NCR Corp.                    Com    62886E108    24,291,057    568,079  Sole           327,200   240,879
Newell Rubbermaid Inc.       Com    651229106     7,550,450    260,810  Sole                 0   260,810
Nokia Corp.                  Com    654902204     8,107,436    398,988  Sole                 0   398,988
North Pittsburgh Systems Inc Com    661562108     8,170,617    338,468  Sole           333,300     5,168
Peak International Ltd.      Com    G69586108     3,026,025  1,036,310  Sole                 0 1,036,310
Pfizer Inc.                  Com    717081103    32,165,288  1,241,903  Sole           860,100   381,803
Pharmion Corp.               Com    71715B409    34,713,608  1,348,625  Sole           937,300   411,325
Plato Learning Inc.          Com    72764Y100    15,857,116  2,931,075  Sole         2,001,300   929,775
PNC Financial Services Group Com    693475105       397,447      5,368  Sole                 0     5,368
Spectrum Control             Com    847615101    14,286,578  1,478,850  Sole           994,900   483,950
Sprint Nextel                Com    852061100    79,285,708  4,197,232  Sole         3,212,200   985,032
Time Warner Inc.             Com    887317105     2,148,706     98,655  Sole                 0    98,655
Tollgrade Communications     Com    889542106       611,136     57,818  Sole                 0    57,818
Tyco International Ltd.      Com    902124106    61,391,128  2,019,445  Sole         1,564,550   454,895
Verizon Communications       Com    92343V104       261,015      7,009  Sole                 0     7,009
Wal-Mart Stores              Com    931142103    32,813,753    710,562  Sole           488,850   221,712
Wilsons Leather Experts      Com    972463103    13,706,576  7,861.768  Sole         6,722,563 1,139,205
Winn-Dixie Stores            Com    974280307    13,629,600  1,009,600  Sole           587,000   422,600
WSFS Financial               Com    929328102    11,382,153    170,061  Sole                 0   170,061

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